Other (Gains)/Losses	12 Months Ended
Mar. 31, 2019
Other Gainslosses
Other (Gains)/Losses
9	OTHER GAINS/(LOSSES)

	Year ended March 31
	2019	2018	2017
	(in thousands)
Foreign exchange (loss)/gain, net	$5,610	$(6,250)	$3,872
Gain/(loss) on sale of property and equipment	(97)	2	(22)
Gain on available-for-sale financial assets (Refer note 17)	37	—	58
Impairment charge on available -for- sale financial assets (Refer note 17)	—	(2,436)	—
(Loss) on de-recognition of financial assets measured at amortized cost net (*)	(5,988)	(3,562)	—
Mark to market gain/(loss) on derivative financial instrument measured at fair value through profit and loss account (Refer note 26)	(902)	—	10,297
(Loss) on settlement of derivative financial instruments	—	(586)	—
(Loss) on financial liability (convertible notes) measured at fair value through profit and loss account (Refer note 23)	(21,398)	(13,840)	—
(Loss) on deconsolidation of a subsidiary (Refer note 4)	—	(14,649)	—
Reversal of expected credit loss	20,698	—	—
Credit from Government of India	2,328	—	—
	$288	$(41,321)	$14,205

(*) Arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk (Refer Note 32).